Derivative Liabilities (Details) - Schedule of changes in the derivative liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning			42,231
Addition	58,970	100,532	41,724
Changes in fair value		(3,729)	1,096,287
Extinguishment		(96,803)	(431,458)
Derivative liabilities ending	$ 58,970